Prudential Day One Income Fund
Schedule of Investments (unaudited) as of April 30, 2022
Description	Shares	Value
Long-Term Investments 89.8%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	460,955	$4,190,078
PGIM Global Real Estate Fund (Class R6)	57,267	1,266,739
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	19,959	255,877
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	119,142	1,316,519
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	105,326	1,302,886
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	169,891	2,971,394
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	24,204	256,317
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	95,348	1,598,030
PGIM TIPS Fund (Class R6)	621,666	6,048,811
PGIM Total Return Bond Fund (Class R6)	326,549	4,196,160

Total Long-Term Investments (cost $22,661,439)		23,402,811

Short-Term Investment 10.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $2,707,092)	2,707,092	2,707,092

TOTAL INVESTMENTS 100.2% (cost $25,368,531)(wd)		26,109,903
Liabilities in excess of other assets (0.2)%		(56,654)

Net Assets 100.0%		$26,053,249

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds